Investment Risks - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Growth and Income Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Growth and Income Series | Real estate industry risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nomura VIP Growth and Income Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]	Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Nomura VIP Growth and Income Series | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura VIP Growth and Income Series | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Nomura VIP Growth and Income Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Growth and Income Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Growth and Income Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Growth Equity Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Growth Equity Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Growth Equity Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Nomura VIP Growth Equity Series | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Nomura VIP Growth Equity Series | Growth stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Nomura VIP Growth Equity Series | Limited number of securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Nomura VIP Growth Equity Series | Large-capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Series’ share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Nomura VIP Growth Equity Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Growth Equity Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Growth Equity Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Small Cap Value Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Small Cap Value Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Small Cap Value Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Small Cap Value Series | Real estate industry risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nomura VIP Small Cap Value Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Nomura VIP Small Cap Value Series | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura VIP Small Cap Value Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Small Cap Value Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Small Cap Value Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Opportunity Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Opportunity Series | Industrials sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials sector risk — The risk that the value of a series’ shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a series that invests in a broad range of sectors.

Nomura VIP Opportunity Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Opportunity Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Opportunity Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as industrials) will decline because of changing expectations for the performance of that industry or sector.

Nomura VIP Opportunity Series | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura VIP Opportunity Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Opportunity Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Opportunity Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Fund for Income Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Fund for Income Series | Restricted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted securities risk — The risk that restricted securities are subject to legal or contractual restrictions on resale and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of series illiquidity to the extent a series finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of a series.

Nomura VIP Fund for Income Series | New issue risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New issue risk — New issues may have limited markets, making valuation and selling difficult. The market value of newly issued securities may fluctuate considerably.
Nomura VIP Fund for Income Series | Distressed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Distressed securities risk — The market for distressed securities and instruments is generally thinner and less active than other markets, which can adversely affect the prices at which distressed securities can be sold.

Nomura VIP Fund for Income Series | Deferred payment securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Deferred payment securities risk — These securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. During the time that interest payments are not being made on these securities, holders are deemed to receive income annually, even though cash is not received.

Nomura VIP Fund for Income Series | Payment-in-kind securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Payment-in-kind securities risk — Payment-in-kind securities defer cash interest payments by treating them as additional principal. This results in higher total debt and the potential for increased default risk of the issuer.

Nomura VIP Fund for Income Series | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.
Nomura VIP Fund for Income Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Fund for Income Series | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loans and other direct indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Nomura VIP Fund for Income Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Nomura VIP Fund for Income Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Fund for Income Series | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Nomura VIP Fund for Income Series | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Nomura VIP Fund for Income Series | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Nomura VIP Fund for Income Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Fund for Income Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Fund for Income Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Investment Grade Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Investment Grade Series | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Nomura VIP Investment Grade Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Nomura VIP Investment Grade Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Investment Grade Series | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Nomura VIP Investment Grade Series | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Nomura VIP Investment Grade Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

Nomura VIP Investment Grade Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Investment Grade Series | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Nomura VIP Investment Grade Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Investment Grade Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Limited Duration Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Limited Duration Bond Series | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.
Nomura VIP Limited Duration Bond Series | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Nomura VIP Limited Duration Bond Series | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk — High portfolio turnover rates may increase a series’ transaction costs and lower returns.
Nomura VIP Limited Duration Bond Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Limited Duration Bond Series | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loans and other direct indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Nomura VIP Limited Duration Bond Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Nomura VIP Limited Duration Bond Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Limited Duration Bond Series | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Nomura VIP Limited Duration Bond Series | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Nomura VIP Limited Duration Bond Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Limited Duration Bond Series | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Nomura VIP Limited Duration Bond Series | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Nomura VIP Limited Duration Bond Series | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging risk — The risk that certain portfolio transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged, which may result in increased losses to the series.

Nomura VIP Limited Duration Bond Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Limited Duration Bond Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Emerging Markets Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Emerging Markets Series | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]
Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Nomura VIP Emerging Markets Series | Focused portfolio risk
Prospectus [Line Items]
Risk [Text Block]
Focused portfolio risk — Increases in the value of certain investments made by the Series may result in the Series holding a substantial percentage of its assets in a limited number of securities, as is the case as of the date of this prospectus. As a result, the Series may be exposed to greater risk and volatility than funds with a more diversified portfolio. A decline in the value of any significant holding could have a material adverse effect on the Series’ net asset value and performance. This risk is further magnified if two or more of the Series’ large holdings are closely correlated, as is the case as of the date of this prospectus. In such cases, a single negative event or market development could cause simultaneous declines in multiple holdings, leading to greater losses for the Series and its shareholders.

Nomura VIP Emerging Markets Series | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Nomura VIP Emerging Markets Series | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Nomura VIP Emerging Markets Series | Growth stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Nomura VIP Emerging Markets Series | Limited number of securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Nomura VIP Emerging Markets Series | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Nomura VIP Emerging Markets Series | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura VIP Emerging Markets Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Emerging Markets Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Emerging Markets Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura VIP Total Return Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors.
Nomura VIP Total Return Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Nomura VIP Total Return Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura VIP Total Return Series | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Nomura VIP Total Return Series | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Nomura VIP Total Return Series | Real estate industry risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nomura VIP Total Return Series | Exchange-traded fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Nomura VIP Total Return Series | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura VIP Total Return Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura VIP Total Return Series | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Nomura VIP Total Return Series | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Nomura VIP Total Return Series | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.
Nomura VIP Total Return Series | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.